BUSINESS COMBINATIONS (Narrative) (Details) (USD $)	12 Months Ended			12 Months Ended					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 12, 2011	Dec. 31, 2011 ExtraDev, Inc. [Member]	Dec. 31, 2010 ExtraDev, Inc. [Member]	May 12, 2011 ExtraDev, Inc. [Member]	May 12, 2011 ExtraDev, Inc. [Member] Customer Lists [Member]	May 12, 2011 ExtraDev, Inc. [Member] Noncompete Agreements [Member]	May 12, 2011 ExtraDev, Inc., original agreement [Member] Restricted shares [Member]	May 12, 2011 ExtraDev, Inc., original agreement [Member] Stock options [Member]	May 12, 2011 ExtraDev, Inc., revised agreement [Member] Restricted shares [Member]	May 12, 2011 ExtraDev, Inc., revised agreement [Member] Stock options [Member]
Business Acquisition [Line Items]
Number of shares acquired						10,000
Par value of shares of acquired						$ 0.01
Shares issued in business acquisition									94,336	65,664	82,352	77,648
Value of restricted shares, per share									$ 3.33
Option exercise price, per share										$ 3.33
Value of equity issued to acquiree											$ 274,000	$ 121,000
Goodwill			238,678			239,000
Other intangible assets			408,000				258,000	150,000
Deferred tax liability			169,131			169,000
Amount of annual salary for former ExtraDev, Inc. owners						100,000
Amount of annual salary for form ExtraDev, Inc. owners if Company prematurely terminates employment agreement						50,000
Licensing and digital solutions	1,825,582	1,446,985		666,000	837,000
Net loss	$ (4,280,828)	$ (3,222,146)		$ (34,000)	$ (10,000)